CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues		$ 753	$ 1,747	$ 3,381
Cost of revenues		334	1,452	2,845
Gross profit		419	295	536
Operating expenses:
Research and development, net		15,791	14,686	16,987
Business development		2,029	2,084	1,686
General and administrative		3,765	3,514	3,810
Total operating expenses		21,585	20,284	22,483
Operating loss		(21,166)	(19,989)	(21,947)
Financing income		2,630	1,413	2,125
Financing expenses		(555)	(2,206)	(1,005)
Financing income (expenses), net		2,075	(793)	1,120
Loss before taxes on income		(19,091)	(20,782)	(20,827)
Taxes on income		24	30	11
Loss		(19,115)	(20,812)	(20,838)
Attributable to:
Equity holders of the Company		(18,112)	(20,758)	(20,838)
Non-controlling interests		(1,003)	(54)
Loss		$ (19,115)	$ (20,812)	$ (20,838)
Basic and diluted loss per share, attributable to equity holders of the Company		$ (0.70)	$ (0.81)	$ (0.81)
Weighted average number of shares used in computing basic and diluted loss per share	[1]	25,754,297	25,753,411	25,673,276

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect.